CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB11,151, RMB27,248 and RMB37,580 for the years ended December 31, 2017, 2018 and 2019, respectively)
Net revenues	$ 187,435	¥ 1,304,883	¥ 731,598	¥ 455,746
Cost of revenues: (include transactions with related parties of RMB2,619, RMB34,963 and RMB36,688 for the years ended December 31, 2017, 2018 and 2019, respectively)
Cost of revenues	(134,198)	(934,261)	(515,133)	(293,807)
Gross profit	53,237	370,622	216,465	161,939
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB7,101, RMB7,218 and RMB11,274 for the years ended December 31, 2017, 2018 and 2019, respectively)	(89,472)	(622,884)	(213,405)	(136,412)
Research and development expenses (include transactions with related parties of RMB20,647, RMB18,992 and RMB19,594 for the years ended December 31, 2017, 2018 and 2019, respectively)	(39,554)	(275,367)	(184,020)	(133,092)
General and administrative expenses (include transactions with related parties of RMB1,244, RMB5,921 and RMB4,075 for the years ended December 31, 2017, 2018 and 2019, respectively)	(10,527)	(73,289)	(38,177)	(22,476)
Total operating expenses	(139,553)	(971,540)	(435,602)	(291,980)
Loss from operations	(86,316)	(600,918)	(219,137)	(130,041)
Interest (expense)/income, net (include interest expenses charged by related party of RMB29,523, RMB31,851 and RMB30,232 for the years ended December 31, 2017, 2018 and 2019, respectively)	(2,610)	(18,169)	(23,507)	(29,327)
Others, net	2,882	20,064	44,643	598
Loss before tax	(86,044)	(599,023)	(198,001)	(158,770)
Income tax expenses	(349)	(2,432)	(11,294)	(5,162)
Net loss	(86,393)	(601,455)	(209,295)	(163,932)
Net loss/(income) attributable to non-controlling interests shareholders	(7)	(48)	385	30,355
Net loss attributable to the Company	(86,400)	(601,503)	(208,910)	(133,577)
Accretions of convertible redeemable preferred shares to redemption value	(5,156)	(35,893)	(30,311)
Net loss attributable to ordinary shareholders of the Company	(91,556)	(637,396)	(239,221)	(133,577)
Net loss	(86,393)	(601,455)	(209,295)	(163,932)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(2,158)	(15,023)	496
Total other comprehensive income/(loss)	(2,158)	(15,023)	496
Total comprehensive loss	(88,551)	(616,478)	(208,799)	(163,932)
Comprehensive loss/(income) attributable to non-controlling interests shareholders	(7)	(48)	385	30,355
Comprehensive loss attributable to the Company	(88,558)	(616,526)	(208,414)	(133,577)
Accretions of convertible redeemable preferred shares to redemption value	(5,156)	(35,893)	(30,311)
Comprehensive loss attributable to ordinary shareholders of the Company	$ (93,714)	¥ (652,419)	¥ (238,725)	¥ (133,577)
Net loss per ordinary share/ADS
Basic | (per share)	$ (0.96)	¥ (6.68)	¥ (2.80)	¥ (2.04)
Diluted | (per share)	$ (0.96)	¥ (6.68)	¥ (2.80)	¥ (2.04)
Weighted average number of ordinary shares/ADSs
Basic	95,445,982	95,445,982	85,346,790	65,387,160
Diluted	95,445,982	95,445,982	85,346,790	65,387,160
Learning services [Member]
Net revenues: (include transactions with related parties of RMB11,151, RMB27,248 and RMB37,580 for the years ended December 31, 2017, 2018 and 2019, respectively)
Net revenues	$ 100,524	¥ 699,826	¥ 398,186	¥ 143,243
Cost of revenues: (include transactions with related parties of RMB2,619, RMB34,963 and RMB36,688 for the years ended December 31, 2017, 2018 and 2019, respectively)
Cost of revenues	(73,696)	(513,060)	(314,625)	(135,336)
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB11,151, RMB27,248 and RMB37,580 for the years ended December 31, 2017, 2018 and 2019, respectively)
Net revenues	65,071	453,013	302,882	305,831
Cost of revenues: (include transactions with related parties of RMB2,619, RMB34,963 and RMB36,688 for the years ended December 31, 2017, 2018 and 2019, respectively)
Cost of revenues	(45,045)	(313,592)	(180,006)	(154,207)
Learning products [Member]
Net revenues: (include transactions with related parties of RMB11,151, RMB27,248 and RMB37,580 for the years ended December 31, 2017, 2018 and 2019, respectively)
Net revenues	21,840	152,044	30,530	6,672
Cost of revenues: (include transactions with related parties of RMB2,619, RMB34,963 and RMB36,688 for the years ended December 31, 2017, 2018 and 2019, respectively)
Cost of revenues	$ (15,457)	¥ (107,609)	¥ (20,502)	¥ (4,264)